Employee Benefit Obligations and Share-Based Payments - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities	$ 2,930	$ 12,948
Employee severance liability	2,844	2,544
Cash Settled
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities	$ 86	$ 10,404